Summary of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Beginning balance	$ 11,003	$ 10,045
Additions	741	1,023
Costs incurred	(400)	(342)
Accretion expense	594	525	533
Disposals	(10)	(248)
Ending balance	$ 11,928	$ 11,003	$ 10,045